CAPITAL STOCK - Additional Information, Employee Stock Purchase Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Weighted average exercise price (USD per share)	$ 79.72	$ 70.66	$ 65.05
Aggregate intrinsic value	$ 72.0	$ 69.1	$ 68.7
Stock-based compensation expense	66.4	89.7	68.9
Employee Stock Purchase Plans
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Employee stock purchase plan, discounted purchase price percentage	85.00%
Weighted average exercise price (USD per share)	$ 60.17
Employee stock purchase plan, shares authorized for subscription	6,000,000
Employee stock purchase plan, shares issued	172,259	222,123	147,776
Employee stock purchase plan, price per share	$ 58.59	$ 49.15	$ 49.63
Aggregate intrinsic value	3.7	4.7	2.6
Cash received related to ESPP purchases	10.1
Expected term	1 year
Dividend yield	2.50%	2.40%	2.10%
Expected volatility	28.00%	34.00%	30.00%
Risk-free interest rate	0.10%	0.10%	0.20%
Weighted average fair value of purchase rights granted	$ 24.1	$ 25.2	$ 21.0
Stock-based compensation expense	$ 4.3	$ 5.5	$ 2.6